NOTES RECEIVABLE (Details)	Jun. 28, 2024 CNY (¥)	Jun. 28, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
NOTES RECEIVABLE
Notes receivable			¥ 12,532,717	$ 1,765,196	¥ 3,742,390
Subsequent event
NOTES RECEIVABLE
Notes receivable	¥ 12,500,000	$ 1,800,000
Percentage of notes subsequently collected	100.0	100.0